11. STOCK OPTION PLANS (Details - Options by exercise price) - Price $0.13- $1.40 [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number of Options Outstanding	737,000
Number of Options Exercisable	737,000
Weighted Average Exercise Price | $ / shares	$ 0.85
Remaining Contractual Life (yrs)	7 years 9 months